INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Additional Information (Details)		3 Months Ended
	Aug. 04, 2022	Dec. 31, 2022 investment business	Dec. 31, 2021 investment
Disclosure Of Associates And Joint Ventures [Line Items]
Associates and joint ventures with quoted prices in an active market | investment		2	2
Brazil electricity transmission operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest		15.00%
Mexico regulated gas transmission operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest		13.00%
Mexico Regulated Gas Transmission Operation Two
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest		11.00%
Regulated Natural Gas Transmission Business In Mexico
Disclosure Of Associates And Joint Ventures [Line Items]
Number of businesses | business		2
Colombian natural gas distribution operation
Disclosure Of Associates And Joint Ventures [Line Items]
Number of associates and joint ventures		4
Brazilian toll roads
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest		45.00%
Brazilian Rail Business
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest		11.00%
Australian port operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest		13.00%
Australian Ports Operation 3
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest		49.00%
U.S. LNG export terminal
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest		6.00%
North American natural gas transmission operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest		38.00%
North American gas storage operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest		20.00%
European telecommunications infrastructure operations
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest		21.00%
Australian data center operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest		12.00%
New Zealand Data Center Operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest		12.00%
India Data Center Operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest		13.00%
Australian utility operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest		8.00%
Australian smart meter business
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest		13.00%
Australian Data Transmissions Business
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of voting rights held in associate	12.00%
U.S. Semiconductor Facility
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of voting rights held in associate		12.00%